Notes Payable, Capital Leases and Convertible Note Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Schedule of Lease Payments

Notes payable and capital leases consisted of the following as of:

	December 31, 2015	December 31, 2014
	Successor	Predecessor

Notes payable, net of unamortized discounts of $121,069 and zero	$78,931	$-
Capital lease obligations (Predecessor)	-	3,689
	78,931	3,689
Less: current portion	-	(3,689)
Long-term portion, net of unamortized discounts of $121,069 and zero	$78,931	$-

Xing Group [Member]
Schedule of Lease Payments

As of June 30, 2016, the remaining future minimum payments are as follows:

Year Ended December 31,	Notes Payable	Capital Leases
2016	$91,615	$64,051
2017	183,231	30,475
2018	2,136,408	28,288
2019	-	11,568
Total minimum payments	2,411,254	134,382
Less amounts representing interest	222,742	5,444
Present value of minumum payments	2,188,512	128,938
Less current portion	90,022	48,540
Long-term portion	$2,098,490	$80,398

Year Ended December 31,	Notes Payable	Capital Leases
2,016	$183,231	$133,208
2,017	183,231	30,475
2,018	2,136,408	28,288
2,019	-	11,568
Total minimum payments	2,502,870	203,539
Less amounts representing interest	273,358	7,997
Present value of minumum payments	2,229,512	195,542
Less current portion	100,019	129,155
Long-term portion	$2,129,493	$66,387